CONVERTIBLE SENIOR SECURED NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Short-Term Debt [Line Items]
Warrant exercise price			$ 0.11	$ 0.11
Beginning in September 2022 [Member]
Short-Term Debt [Line Items]
Debt interest rate	125.00%	125.00%
Debt discount amount	$ 900,000	$ 900,000
Debt instrument redemption percentage		110.00%
Debt conversion, original debt, amount		$ 179,592
Debt redemption amount		$ 1,428,571
Number of warrant shares	22,857,143	22,857,143
Warrant exercise price	$ 0.0001	$ 0.0001
12-month Senior Secured Note [Member]
Short-Term Debt [Line Items]
Debt face amount	$ 1,142,857	$ 1,142,857
Debt instrument original interest rate	12.50%
Debt interest rate	12.50%	12.50%
Proceeds from convertible debt	$ 869,972
Debt discount amount	142,857	$ 142,857
Legal Fees	$ 130,028